BUSINESS ACQUISITION (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2016	Aug. 26, 2016	Jul. 31, 2016	Feb. 28, 2018	Feb. 28, 2017	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill				$ 291,382,129	$ 267,162,685
Other acquisitions [Member]
Business Acquisition [Line Items]
Goodwill					14,141,026
Noncontrolling interest					1,393,912
Purchase price allocation
Business Combination Cash Consideration					12,340,722
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					3,464,230
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill					3,346,694
Total Consideration of Business Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill				12,621,874
Noncontrolling interest				3,642,544
Purchase price allocation
Business Combination Cash Consideration				16,164,599
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				5,781,566
Payments to Acquire Businesses, Gross				$ 15,865,789
Shanghai YaYa [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 9,559,154
Goodwill		30,888,052
Noncontrolling interest		$ 18,443,545
Purchase price allocation
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage		51.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total		$ 24,910,031
Payments to Acquire Businesses, Gross		$ 15,350,877
Shunshun Bida [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 10,515,391
Payments To Acquire Minority Interest From Noncontrolling Interest Holder	$ 16,310,319
Goodwill			93,004,827
Noncontrolling interest			28,897,000
Purchase price allocation
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 13,558,991
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage			66.00%			30.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total			$ 68,419,789
Payments to Acquire Businesses, Gross			$ 19,119,796
Equity Interest From Noncontrolling Interest After Business Combination	14.00%
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	80.00%
Guangzhou Tutoring [Member]
Business Acquisition [Line Items]
Goodwill	$ 46,546,189
Purchase price allocation
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total	$ 50,000,000